UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SCM Advisors LLC

Address:   909 Montgomery Street
           Suite 500
           San Francisco, CA  94133


Form 13F File Number: 28-06450


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mark Palmer
Title:  Chief Compliance Officer
Phone:  (415) 486-6726

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Palmer                    San Francisco, CA                  11/4/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              85

Form 13F Information Table Value Total:  $   244,009.00
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ ----------------- --------- -------- ----------------- ---------- -------- ----------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ ----------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
ABB Ltd ADR                    COM               000375204     2668   133110 SH       SOLE                   0 133110    0
Abbott Laboratories            COM               002824100     2790    56405 SH       SOLE                   0  56405    0
Adobe Systems Inc              COM               00724F101     3640   110180 SH       SOLE                   0 110180    0
Advanced Energy Industries     COM               007973100      194    13590 SH       SOLE                   0  13590    0
Allergan Inc                   COM               018490102     2864    50455 SH       SOLE                   0  50455    0
Amazon com Inc                 COM               023135106     2411    25825 SH       SOLE                   0  25825    0
American Eagle Outfitters      COM               02553E106     3757   222830 SH       SOLE                   0 222830    0
American Tower Corp Cl A       COM               029912201     3344    91880 SH       SOLE                   0  91880    0
Amgen Inc                      COM               031162100     2046    33965 SH       SOLE                   0  33965    0
Apple Inc                      COM               037833100     7849    42345 SH       SOLE                   0  42345    0
Applied Materials Inc          COM               038222105     3500   261610 SH       SOLE                   0 261610    0
Asiainfo Holdings Inc          COM               04518A104      823    41210 SH       SOLE                   0  41210    0
Atlas Air Worldwide Holdings   COM               049164205      211     6600 SH       SOLE                   0   6600    0
Biogen Idec Inc.               COM               09062X103      978    19350 SH       SOLE                   0  19350    0
Blackrock Inc                  COM               09247X101     3380    15588 SH       SOLE                   0  15588    0
Brigham Exploration            COM               109178103      160    17670 SH       SOLE                   0  17670    0
Bristol Myers Squibb Co        COM               110122108     3910   173602 SH       SOLE                   0 173602    0
Broadcom Corp-Cl A             COM               111320107     5062   164945 SH       SOLE                   0 164945    0
CVS Caremark Corp              COM               126650100     3626   101455 SH       SOLE                   0 101455    0
Celgene Corp                   COM               151020104     4491    80345 SH       SOLE                   0  80345    0
Chesapeake Energy Corp         COM               165167107      626    22030 SH       SOLE                   0  22030    0
Chico's FAS Inc.               COM               168615102      169    12990 SH       SOLE                   0  12990    0
Cisco Systems Inc              COM               17275R102     6279   266725 SH       SOLE                   0 266725    0
Colgate-Palmolive Co           COM               194162103     4921    64510 SH       SOLE                   0  64510    0
Commscope Inc.                 COM               203372107     2320    77530 SH       SOLE                   0  77530    0
Darling International Inc      COM               237266101      731    99520 SH       SOLE                   0  99520    0
Dreamworks Animation SKG-A     COM               26153C103     2477    69630 SH       SOLE                   0  69630    0
E M C Corp Mass                COM               268648102     4032   236640 SH       SOLE                   0 236640    0
Ebay Inc                       COM               278642103     3729   158000 SH       SOLE                   0 158000    0
Electronic Arts Inc            COM               285512109     2299   120660 SH       SOLE                   0 120660    0
Express Scripts Inc            COM               302182100      428     5520 SH       SOLE                   0   5520    0
FMC Corp                       COM               302491303     2571    45705 SH       SOLE                   0  45705    0
Freeport Mcmoran Copper        COM               35671D857     1978    28830 SH       SOLE                   0  28830    0
General Mills Inc              COM               370334104     2717    42200 SH       SOLE                   0  42200    0
Genzyme Corp General Division  COM               372917104     2508    44210 SH       SOLE                   0  44210    0
Gilead Sciences Inc            COM               375558103     2533    54470 SH       SOLE                   0  54470    0
Goldman Sachs Group Inc        COM               38141G104     5184    28120 SH       SOLE                   0  28120    0
Google                         COM               38259P508     6675    13462 SH       SOLE                   0  13462    0
Guess? Inc                     COM               401617105     1189    32105 SH       SOLE                   0  32105    0
Hewlett-Packard Co             COM               428236103     6610   140005 SH       SOLE                   0 140005    0
International Business Machine COM               459200101     5259    43971 SH       SOLE                   0  43971    0
Invesco Ltd                    COM               G491BT108     3834   168440 SH       SOLE                   0 168440    0
Jack In The Box Inc            COM               466367109     1936    94500 SH       SOLE                   0  94500    0
Joy Global Inc.                COM               481165108     4371    89315 SH       SOLE                   0  89315    0
Kroger Co.                     COM               501044101     3763   182300 SH       SOLE                   0 182300    0
LKQ Corp                       COM               501889208     2559   138035 SH       SOLE                   0 138035    0
Lowe's Cos Inc                 COM               548661107     3462   165340 SH       SOLE                   0 165340    0
Luminex Corp                   COM               55027E102      199    11700 SH       SOLE                   0  11700    0
MF Global Ltd                  COM               G60642108      165    22730 SH       SOLE                   0  22730    0
Marvell Technology Group Ltd   COM               G5876H105     4940   305145 SH       SOLE                   0 305145    0
McDonalds Corp                 COM               580135101     3538    61990 SH       SOLE                   0  61990    0
Microsoft Corp                 COM               594918104     4805   186836 SH       SOLE                   0 186836    0
Monsanto Corp                  COM               61166w101     2675    34560 SH       SOLE                   0  34560    0
Mylan Labs                     COM               628530107     2202   137520 SH       SOLE                   0 137520    0
Myriad Genetics Inc            COM               62855J104     3209   117090 SH       SOLE                   0 117090    0
Nalco Holding Co               COM               62985Q101     2951   144025 SH       SOLE                   0 144025    0
Netezza Corp                   COM               64111N101      153    13650 SH       SOLE                   0  13650    0
Neutral Tandem Inc             COM               64128B108     1727    75860 SH       SOLE                   0  75860    0
Norfolk Southern Corp          COM               655844108     3310    76785 SH       SOLE                   0  76785    0
Nuance Communications Inc      COM               67020Y100     3654   244245 SH       SOLE                   0 244245    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ ----------------- --------- -------- ----------------- ---------- -------- ----------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ ----------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
On Semiconductor Corporation   COM               682189105      138    16710 SH       SOLE                   0  16710    0
Oracle Corp                    COM               68389X105     4394   210835 SH       SOLE                   0 210835    0
PMC-Sierra Inc                 COM               69344F106      683    71470 SH       SOLE                   0  71470    0
Pep Boys Manny Moe & Jack      COM               713278109      154    15730 SH       SOLE                   0  15730    0
Pepsico Inc                    COM               713448108     3408    58100 SH       SOLE                   0  58100    0
Perrigo Co                     COM               714290103     3825   112525 SH       SOLE                   0 112525    0
Philip Morris International    COM               718172109     2328    47770 SH       SOLE                   0  47770    0
Pride International Inc        COM               74153Q102     2789    91630 SH       SOLE                   0  91630    0
Qualcomm Inc                   COM               747525103     3733    82990 SH       SOLE                   0  82990    0
Ralcorp Holdings Inc           COM               751028101     3311    56625 SH       SOLE                   0  56625    0
Range Resources Corp           COM               75281A109     3095    62705 SH       SOLE                   0  62705    0
Research In Motion             COM               760975102     2584    38202 SH       SOLE                   0  38202    0
SPX Corp                       COM               784635104     2543    41500 SH       SOLE                   0  41500    0
Safeway Inc                    COM               786514208     3574   181245 SH       SOLE                   0 181245    0
Schlumberger LTD               COM               806857108     2592    43485 SH       SOLE                   0  43485    0
Silicon Laboratories Inc       COM               826919102     4492    96900 SH       SOLE                   0  96900    0
Stericycle Inc.                COM               858912108     3449    71205 SH       SOLE                   0  71205    0
Timken Co                      COM               887389104     3554   151690 SH       SOLE                   0 151690    0
Transocean Ltd                 COM               H8817H100     4088    47799 SH       SOLE                   0  47799    0
United States Steel Corp       COM               912909108     2537    57180 SH       SOLE                   0  57180    0
United Technologies Corp       COM               913017109     2978    48875 SH       SOLE                   0  48875    0
Volterra Semiconductor Corp    COM               928708106      192    10470 SH       SOLE                   0  10470    0
Weatherford International Ltd  COM               H27013103     3603   173800 SH       SOLE                   0 173800    0
Yingli Green Energy Holding Co COM               98584B103      153    12270 SH       SOLE                   0  12270    0
Yum! Brands Inc                COM               988498101     3420   101305 SH       SOLE                   0 101305    0


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